Cover	Sep. 12, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 12, 2025
Entity File Number	001-35654
Entity Registrant Name	NATIONAL BANK HOLDINGS CORPORATION
Entity Central Index Key	0001475841
Entity Tax Identification Number	27-0563799
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7800 East Orchard Road
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Greenwood Village
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	303
Local Phone Number	892-8715
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, Par Value $0.01
Trading Symbol	NBHC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false